CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	$ 1,046,835	$ 1,695,841
Other financial assets	101,138	50,250
Other non-financial assets	108,368	155,892
Trade and other accounts receivable	902,672	599,381
Accounts receivable from related entities	724	158
Inventories	287,337	323,574
Current tax assets	41,264	42,320
Total current assets other than non-current assets (or disposal groups) classified as held for sale	2,488,338	2,867,416
Non-current assets (or disposal groups) classified as held for sale	146,792	276,122
Total current assets	2,635,130	3,143,538
Non-current assets
Other financial assets	15,622	33,140
Other non-financial assets	125,432	126,782
Accounts receivable	12,201	4,986
Intangible assets other than goodwill	1,018,892	1,046,559
Property, plant and equipment	9,489,867	10,730,269
Deferred tax assets	15,290	564,816
Total non-current assets	10,677,304	12,506,552
Total assets	13,312,434	15,650,090
Current liabilities
Other financial liabilities	4,453,451	3,055,730
Trade and other accounts payables	4,860,153	2,322,125
Accounts payable to related entities	661,602	812
Other provisions	27,872	23,774
Current tax liabilities	675	656
Other non-financial liabilities	2,332,576	2,088,791
Total current liabilities	12,336,329	7,491,888
Non-current liabilities
Other financial liabilities	5,948,702	7,803,801
Accounts payable	472,426	651,600
Accounts payable to related entities		396,423
Other provisions	712,581	588,359
Deferred tax liabilities	341,011	384,280
Employee benefits	56,233	74,116
Other non-financial liabilities	512,056	702,008
Total non-current liabilities	8,043,009	10,600,587
Total liabilities	20,379,338	18,092,475
EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(8,841,106)	(4,193,615)
Treasury Shares	(178)	(178)
Other reserves	(1,361,529)	(1,388,185)
Parent’s ownership interest	(7,056,548)	(2,435,713)
Non-controlling interest	(10,356)	(6,672)
Total equity	(7,066,904)	(2,442,385)
Total liabilities and equity	$ 13,312,434	$ 15,650,090